Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000238721 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000238721 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000238721 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000238721 | FR_645105909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238721 | FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238721 | FR_ACI09YH11
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238721 | FR_BJH4V1906
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000238721 | FR_677381907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238721 | FR_B233HS907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238721 | FR_651948903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238721 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	39.70%
C000238721 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.00%
C000238721 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.40%
C000238721 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.10%
C000238721 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.00%
C000238721 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000238721 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.10%
C000238721 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000238721 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000238721 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000238721 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000238721 | South Korea
Holdings [Line Items]
Percent of Total Investments	30.40%
C000238721 | India
Holdings [Line Items]
Percent of Total Investments	17.90%
C000238721 | Taiwan
Holdings [Line Items]
Percent of Total Investments	16.60%
C000238721 | China
Holdings [Line Items]
Percent of Total Investments	14.60%
C000238721 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238721 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	3.20%
C000238721 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238721 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.10%
C000238721 | Malaysia
Holdings [Line Items]
Percent of Total Investments	1.80%
C000238721 | Hungary
Holdings [Line Items]
Percent of Total Investments	1.70%
C000238721 | Greece
Holdings [Line Items]
Percent of Total Investments	5.70%
C000089292 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000089292 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089292 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089292 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000089292 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000089292 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089292 | FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089292 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089292 | FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089292 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089292 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	37.50%
C000089292 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.90%
C000089292 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089292 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.20%
C000089292 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.10%
C000089292 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000089292 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089292 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000089292 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	9.40%
C000089292 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.70%
C000089292 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.80%
C000089292 | South Korea
Holdings [Line Items]
Percent of Total Investments	21.80%
C000089292 | India
Holdings [Line Items]
Percent of Total Investments	12.90%
C000089292 | Taiwan
Holdings [Line Items]
Percent of Total Investments	20.80%
C000089292 | China
Holdings [Line Items]
Percent of Total Investments	16.70%
C000089292 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.00%
C000089292 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.80%
C000089292 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089292 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.70%
C000089292 | Thailand
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089292 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	1.90%
C000089292 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	8.90%
C000130053 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000130053 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130053 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130053 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000130053 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000130053 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130053 | FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130053 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130053 | FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130053 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130053 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	37.50%
C000130053 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.90%
C000130053 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.40%
C000130053 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.20%
C000130053 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130053 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000130053 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	1.20%
C000130053 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000130053 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	9.40%
C000130053 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.70%
C000130053 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.80%
C000130053 | South Korea
Holdings [Line Items]
Percent of Total Investments	21.80%
C000130053 | India
Holdings [Line Items]
Percent of Total Investments	12.90%
C000130053 | Taiwan
Holdings [Line Items]
Percent of Total Investments	20.80%
C000130053 | China
Holdings [Line Items]
Percent of Total Investments	16.70%
C000130053 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.00%
C000130053 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.80%
C000130053 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.10%
C000130053 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.70%
C000130053 | Thailand
Holdings [Line Items]
Percent of Total Investments	2.40%
C000130053 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	1.90%
C000130053 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	8.90%
C000092796 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000092796 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000092796 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092796 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000092796 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000092796 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092796 | FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092796 | FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092796 | FR_644232902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092796 | FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092796 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	37.50%
C000092796 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.90%
C000092796 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.40%
C000092796 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.20%
C000092796 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092796 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000092796 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	1.20%
C000092796 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000092796 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	9.40%
C000092796 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	13.70%
C000092796 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.80%
C000092796 | South Korea
Holdings [Line Items]
Percent of Total Investments	21.80%
C000092796 | India
Holdings [Line Items]
Percent of Total Investments	12.90%
C000092796 | Taiwan
Holdings [Line Items]
Percent of Total Investments	20.80%
C000092796 | China
Holdings [Line Items]
Percent of Total Investments	16.70%
C000092796 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092796 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092796 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092796 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.70%
C000092796 | Thailand
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092796 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092796 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	8.90%
C000114589 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000114589 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114589 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114589 | FR_645105909
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114589 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000114589 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114589 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114589 | FR_ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114589 | FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114589 | FR_71654V101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114589 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	36.80%
C000114589 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.80%
C000114589 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000114589 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000114589 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.30%
C000114589 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000114589 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	2.20%
C000114589 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114589 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.10%
C000114589 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.00%
C000114589 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000114589 | South Korea
Holdings [Line Items]
Percent of Total Investments	18.00%
C000114589 | India
Holdings [Line Items]
Percent of Total Investments	10.90%
C000114589 | Taiwan
Holdings [Line Items]
Percent of Total Investments	24.40%
C000114589 | China
Holdings [Line Items]
Percent of Total Investments	24.50%
C000114589 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.70%
C000114589 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.80%
C000114589 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.50%
C000114589 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.50%
C000114589 | Hungary
Holdings [Line Items]
Percent of Total Investments	6.30%
C000114589 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.20%
C000114589 | Peru
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163724 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000163724 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000163724 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163724 | FR_645105909
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000163724 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000163724 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163724 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163724 | FR_ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163724 | FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163724 | FR_71654V101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163724 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	36.80%
C000163724 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.80%
C000163724 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000163724 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000163724 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.30%
C000163724 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000163724 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	2.20%
C000163724 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000163724 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163724 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.00%
C000163724 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163724 | South Korea
Holdings [Line Items]
Percent of Total Investments	18.00%
C000163724 | India
Holdings [Line Items]
Percent of Total Investments	10.90%
C000163724 | Taiwan
Holdings [Line Items]
Percent of Total Investments	24.40%
C000163724 | China
Holdings [Line Items]
Percent of Total Investments	24.50%
C000163724 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.70%
C000163724 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163724 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.50%
C000163724 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.50%
C000163724 | Hungary
Holdings [Line Items]
Percent of Total Investments	6.30%
C000163724 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.20%
C000163724 | Peru
Holdings [Line Items]
Percent of Total Investments	1.20%
C000114592 | FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000114592 | FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114592 | FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114592 | FR_645105909
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000114592 | FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000114592 | FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114592 | FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114592 | FR_ACI126S98
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114592 | FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000114592 | FR_71654V101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000114592 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	36.80%
C000114592 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.80%
C000114592 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000114592 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000114592 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.30%
C000114592 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.70%
C000114592 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	2.20%
C000114592 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114592 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.10%
C000114592 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.00%
C000114592 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000114592 | South Korea
Holdings [Line Items]
Percent of Total Investments	18.00%
C000114592 | India
Holdings [Line Items]
Percent of Total Investments	10.90%
C000114592 | Taiwan
Holdings [Line Items]
Percent of Total Investments	24.40%
C000114592 | China
Holdings [Line Items]
Percent of Total Investments	24.50%
C000114592 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.70%
C000114592 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	1.80%
C000114592 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.50%
C000114592 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.50%
C000114592 | Hungary
Holdings [Line Items]
Percent of Total Investments	6.30%
C000114592 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.20%
C000114592 | Peru
Holdings [Line Items]
Percent of Total Investments	1.20%
C000019901 | FR_494281900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019901 | FR_313486904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019901 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019901 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019901 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019901 | FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019901 | FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019901 | FR_76131D103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019901 | FR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019901 | FR_523148906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019901 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	16.60%
C000019901 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000019901 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.00%
C000019901 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.90%
C000019901 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000019901 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	7.20%
C000019901 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000019901 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.30%
C000019901 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000019901 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.70%
C000019901 | South Korea
Holdings [Line Items]
Percent of Total Investments	4.00%
C000019901 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.80%
C000019901 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.70%
C000019901 | Germany
Holdings [Line Items]
Percent of Total Investments	17.30%
C000019901 | France
Holdings [Line Items]
Percent of Total Investments	16.60%
C000019901 | Japan
Holdings [Line Items]
Percent of Total Investments	14.90%
C000019901 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.80%
C000019901 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.70%
C000019901 | Canada
Holdings [Line Items]
Percent of Total Investments	4.10%
C000019901 | Finland
Holdings [Line Items]
Percent of Total Investments	1.50%
C000019901 | Italy
Holdings [Line Items]
Percent of Total Investments	5.60%
C000163720 | FR_494281900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163720 | FR_313486904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163720 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163720 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163720 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163720 | FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163720 | FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163720 | FR_76131D103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163720 | FR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163720 | FR_523148906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163720 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	16.60%
C000163720 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000163720 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.00%
C000163720 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.90%
C000163720 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000163720 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	7.20%
C000163720 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000163720 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.30%
C000163720 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000163720 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.70%
C000163720 | South Korea
Holdings [Line Items]
Percent of Total Investments	4.00%
C000163720 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163720 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.70%
C000163720 | Germany
Holdings [Line Items]
Percent of Total Investments	17.30%
C000163720 | France
Holdings [Line Items]
Percent of Total Investments	16.60%
C000163720 | Japan
Holdings [Line Items]
Percent of Total Investments	14.90%
C000163720 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.80%
C000163720 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.70%
C000163720 | Canada
Holdings [Line Items]
Percent of Total Investments	4.10%
C000163720 | Finland
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163720 | Italy
Holdings [Line Items]
Percent of Total Investments	5.60%
C000089270 | FR_494281900
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000089270 | FR_313486904
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089270 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089270 | FR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089270 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089270 | FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089270 | FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089270 | FR_76131D103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089270 | FR_N07059210
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089270 | FR_523148906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000089270 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	16.60%
C000089270 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000089270 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.00%
C000089270 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.90%
C000089270 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089270 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	7.20%
C000089270 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000089270 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	7.30%
C000089270 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089270 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.70%
C000089270 | South Korea
Holdings [Line Items]
Percent of Total Investments	4.00%
C000089270 | Taiwan
Holdings [Line Items]
Percent of Total Investments	1.80%
C000089270 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.70%
C000089270 | Germany
Holdings [Line Items]
Percent of Total Investments	17.30%
C000089270 | France
Holdings [Line Items]
Percent of Total Investments	16.60%
C000089270 | Japan
Holdings [Line Items]
Percent of Total Investments	14.90%
C000089270 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.80%
C000089270 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.70%
C000089270 | Canada
Holdings [Line Items]
Percent of Total Investments	4.10%
C000089270 | Finland
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089270 | Italy
Holdings [Line Items]
Percent of Total Investments	5.60%
C000089507 | FR_643794001
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000089507 | FR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089507 | FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089507 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089507 | FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089507 | FR_657635009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089507 | FR_002474104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089507 | FR_104674106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089507 | FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089507 | FR_563828904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089507 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	18.90%
C000089507 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.20%
C000089507 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.70%
C000089507 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	7.70%
C000089507 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089507 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000089507 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000089507 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000089507 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.90%
C000089507 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089507 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089507 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.10%
C000089507 | Germany
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089507 | France
Holdings [Line Items]
Percent of Total Investments	1.90%
C000089507 | Japan
Holdings [Line Items]
Percent of Total Investments	13.30%
C000089507 | Canada
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089507 | Italy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000089507 | United States
Holdings [Line Items]
Percent of Total Investments	63.80%
C000089507 | Spain
Holdings [Line Items]
Percent of Total Investments	1.90%
C000089507 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089507 | Australia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089507 | Norway
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092815 | FR_643794001
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092815 | FR_67000B104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092815 | FR_410867105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092815 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092815 | FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092815 | FR_657635009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092815 | FR_002474104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092815 | FR_104674106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092815 | FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092815 | FR_563828904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092815 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	18.90%
C000092815 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.20%
C000092815 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.70%
C000092815 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	7.70%
C000092815 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.40%
C000092815 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000092815 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000092815 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000092815 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092815 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092815 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092815 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092815 | Germany
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092815 | France
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092815 | Japan
Holdings [Line Items]
Percent of Total Investments	13.30%
C000092815 | Canada
Holdings [Line Items]
Percent of Total Investments	2.80%
C000092815 | Italy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000092815 | United States
Holdings [Line Items]
Percent of Total Investments	63.80%
C000092815 | Spain
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092815 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092815 | Australia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092815 | Norway
Holdings [Line Items]
Percent of Total Investments	1.80%
C000237502 | FR_643794001
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237502 | FR_657635009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237502 | FR_563828904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237502 | FR_739721959
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237502 | FR_578220907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237502 | FR_659517908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237502 | FR_560891905
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237502 | FR_B0LGG7909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237502 | FR_657066908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237502 | FR_92189F791
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237502 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	13.60%
C000237502 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000237502 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.50%
C000237502 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.90%
C000237502 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.80%
C000237502 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	2.40%
C000237502 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000237502 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	10.10%
C000237502 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.80%
C000237502 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.70%
C000237502 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.10%
C000237502 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.50%
C000237502 | Germany
Holdings [Line Items]
Percent of Total Investments	5.10%
C000237502 | Japan
Holdings [Line Items]
Percent of Total Investments	35.90%
C000237502 | Netherlands
Holdings [Line Items]
Percent of Total Investments	12.20%
C000237502 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.70%
C000237502 | Canada
Holdings [Line Items]
Percent of Total Investments	7.30%
C000237502 | Italy
Holdings [Line Items]
Percent of Total Investments	7.20%
C000237502 | Spain
Holdings [Line Items]
Percent of Total Investments	3.70%
C000237502 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.50%
C000237502 | Australia
Holdings [Line Items]
Percent of Total Investments	4.10%
C000237502 | Norway
Holdings [Line Items]
Percent of Total Investments	3.80%
C000211793 | FR_643794001
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211793 | FR_657635009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211793 | FR_563828904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211793 | FR_739721959
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211793 | FR_578220907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211793 | FR_659517908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211793 | FR_560891905
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211793 | FR_B0LGG7909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211793 | FR_657066908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211793 | FR_92189F791
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211793 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	13.60%
C000211793 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000211793 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.50%
C000211793 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.90%
C000211793 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.80%
C000211793 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	2.40%
C000211793 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000211793 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	10.10%
C000211793 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211793 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211793 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.10%
C000211793 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.50%
C000211793 | Germany
Holdings [Line Items]
Percent of Total Investments	5.10%
C000211793 | Japan
Holdings [Line Items]
Percent of Total Investments	35.90%
C000211793 | Netherlands
Holdings [Line Items]
Percent of Total Investments	12.20%
C000211793 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211793 | Canada
Holdings [Line Items]
Percent of Total Investments	7.30%
C000211793 | Italy
Holdings [Line Items]
Percent of Total Investments	7.20%
C000211793 | Spain
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211793 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.50%
C000211793 | Australia
Holdings [Line Items]
Percent of Total Investments	4.10%
C000211793 | Norway
Holdings [Line Items]
Percent of Total Investments	3.80%
C000211792 | FR_643794001
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211792 | FR_657635009
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211792 | FR_563828904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211792 | FR_739721959
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211792 | FR_578220907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211792 | FR_659517908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211792 | FR_560891905
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211792 | FR_B0LGG7909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211792 | FR_657066908
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211792 | FR_92189F791
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211792 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	13.60%
C000211792 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000211792 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.50%
C000211792 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.90%
C000211792 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.80%
C000211792 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	2.40%
C000211792 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000211792 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	10.10%
C000211792 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211792 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211792 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	2.10%
C000211792 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.50%
C000211792 | Germany
Holdings [Line Items]
Percent of Total Investments	5.10%
C000211792 | Japan
Holdings [Line Items]
Percent of Total Investments	35.90%
C000211792 | Netherlands
Holdings [Line Items]
Percent of Total Investments	12.20%
C000211792 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211792 | Canada
Holdings [Line Items]
Percent of Total Investments	7.30%
C000211792 | Italy
Holdings [Line Items]
Percent of Total Investments	7.20%
C000211792 | Spain
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211792 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.50%
C000211792 | Australia
Holdings [Line Items]
Percent of Total Investments	4.10%
C000211792 | Norway
Holdings [Line Items]
Percent of Total Investments	3.80%